Deposits (Deposits outstanding by type) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deposits, by Type [Abstract]
Checking Accounts	$ 143,422,150	$ 136,695,876
Money Market Accounts	234,819,052	240,631,708
Statement Savings Accounts	28,622,933	24,485,648
Total	406,864,135	401,813,232
Certificate Accounts	253,251,029	256,883,540
Total Deposits	660,115,164	658,696,772
Weighted Average Rate Domestic Deposit Liabilities [Abstract]
Checking Accounts, Weighted Rate	0.03%	0.04%
Money Market Accounts, Weighted Rate	0.19%	0.28%
Statement Savings Accounts, Weighted Rate	0.10%	0.10%
Total, Weighted Rate	0.13%	0.19%
Certificate Accounts, Weighted Rate	0.79%	0.83%
Total Deposit, Weighted Rate	0.38%	0.44%
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest-bearing Domestic Deposit, Brokered	38,800,000	25,600,000
Weighted Average Rate Domestic Deposit, Brokered	1.14%	1.23%
Interest Bearing Domestic Deposit Maturities, Brokered, Next Twelve Months	1,900,000
Time Deposits, $100,000 or More	140,000,000	129,900,000
Overdrafts reclassified to loans	132,000	133,000
Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.00%	0.00%
Interest Rate Domestic Deposit, Money Market	0.10%	0.10%
Interest Rate Domestic Deposit, Savings	0.00%	0.00%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.00%	0.00%
Interest Rate Domestic Deposit, Time Deposits	0.05%	0.05%
Interest Rate Domestic Deposit	0.00%	0.00%
Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.15%	0.15%
Interest Rate Domestic Deposit, Money Market	0.20%	0.30%
Interest Rate Domestic Deposit, Savings	0.10%	0.10%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.20%	0.30%
Interest Rate Domestic Deposit, Time Deposits	3.01%	3.25%
Interest Rate Domestic Deposit	3.01%	3.25%
0.00 – 1.99%
Deposits, by Type [Abstract]
Certificate Accounts	227,473,082	226,750,180
0.00 – 1.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.00%
0.00 – 1.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	1.99%
2.00 – 2.99%
Deposits, by Type [Abstract]
Certificate Accounts	25,605,349	28,848,252
2.00 – 2.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.00%
2.00 – 2.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.99%
3.00 – 3.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 172,598	$ 1,285,108
3.00 – 3.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.00%
3.00 – 3.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.99%